Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks, reserve requirements	$ 11,472	$ 9,625
Shareholders' equity:
Series A preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Series A preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Series A preferred stock, shares issued (in shares)	12,524	12,524
Series A preferred stock, shares outstanding (in shares)	12,524	12,524
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	5,613,495	5,613,495
Common stock, shares outstanding (in shares)	5,613,495	5,613,495